EXECUTED

SEC 1972 (6-02) **Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.**

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption state exemption unless such exemption is predicated on the filing of a federal notice.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM D

PROCESSED AUG 01 2003 THOMSON FINANCIAL

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)

FOREST SANDS DEVELOPMENT DRILLING PROJECT II, L.P.

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [ ] Section 4(6) [X] ULOE

Type of Filing: [X] New Filing [ ] Amendment

SEC MAIL PROCESSING SECTION RECEIVED JUL 31 2003 WASH. D.C. 101

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indiciate change.)

FOREST SANDS DEVELOPMENT DRILLING PROJECT II, L.P.

Address of Executive Offices	(Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
c/o MARK GASARCH	150 EAST 58TH STREET, 34 FL NEW YORK, NY 10155	212-956-9595

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code) (if different from Executive Offices)

03028621

Brief Description of Business PROVIDE FUNDING FOR OIL EXPLORATION AND PRODUCTION

Type of Business Organization

[ ] corporation [X] limited partnership, already formed [ ] other (please specify):

[ ] business trust [ ] limited partnership, to be formed

Month Year

Actual or Estimated Date of Incorporation or Organization: [0][6] [0][3] [X] Actual [ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [N] [Y]

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [X] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

GASARCH MARK

Business or Residence Address (Number and Street, City, State, Zip Code)

150 EAST 58TH ST, 34TH FL, NEW YORK, NY 10155

Check Box(es) that Apply: [X] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

WAMPLER JOHN

Business or Residence Address (Number and Street, City, State, Zip Code)

MONTEZILLON CH-2205 MONTMOLLIN SWITZERLAND

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........ Yes [ ] No [X]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?....................... $ 25,000 —

3. Does the offering permit joint ownership of a single unit?.. Yes [X] No [ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only. NONE

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ¨ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
[ ] Common [ ] Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$ 250,000	$ 250,000
Other (Specify ________).	$	$
Total	$ 250,000	$ 250,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	7	$ 250,000
Non-accredited Investors		$
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

ALL PAID BY GENERAL PARTNER

Transfer Agent's Fees	[ ]	$
Printing and Engraving Costs	[ ]	$
Legal Fees	[ ]	$
Accounting Fees	[ ]	$
Engineering Fees	[ ]	$
Sales Commissions (specify finders' fees separately)	[ ]	$
Other Expenses (identify) ____	[ ]	$
Total	[ ]	$

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 250,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

Payments to Officers, Payments

	Directors, & Affiliates	To Others
Salaries and fees	[ ] $	[ ] $
Purchase of real estate	[ ] $	[ ] $
Purchase, rental or leasing and installation of machinery and equipment	[ ] $	[ ] $
Construction or leasing of plant buildings and facilities	[ ] $	[ ] $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ] $	[ ] $
Repayment of indebtedness	[ ] $	[ ] $
Working capital	[ ] $	[ ] $
Other (specify): PROVIDE FUNDING FOR	[ ] $	[ ] $ 250,000
DRILLING AND COMPLETION OF 10 SHALLOW OIL WELLS	[ ] $	[ ] $
Column Totals	[ ] $	[ ] $ 250,000
Total Payments Listed (column totals added)	[ ] $ 250,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
FOREST SANDS DEVELOPMENT DRILLING PROJECT II, LP	[signature]	07/30/03
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
MARK GASARCH	SECRETARY OF GENERAL PARTNER	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? .... Yes [ ] No [X]

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239,500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
FOREST SANDS DEVELOPMENT DRILLING PROJECT II, L.P.	[signature]	07/30/03
Name of Signer (Print or Type)	**Title (Print or Type)**	
MARK GASARCH	SECRETARY OF GENERAL PARTNER	

Instruction:

Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									

CA									
CO									
CT									
DE									
DC									
FL		X	Partnership Interests $150,000	4	$150,000	0	0		X
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									
MT									
NE									
NV									
NH									
NJ									
NM									
NY		X	Partnership Interests $25,000	1	$25,000	0	0		X
NC									
ND									
OH									
OK									
OR									
PA		X	Partnership Interests $75,000	2	$75,000	0	0		X
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
MO									
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA	X								
WV	X								
WI									

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
WY									
PR									

CERTIFICATION REGARDING SECURITIES BACKGROUND

THE UNDERSIGNED hereby represents and certifies as follows:

1. The undersigned has not filed any registration statement which is the subject of a currently effective registration stop order entered pursuant to the Securities Act of Washington, Chapter 21.20, RCW, or any other state's securities law, within six years prior to the date of this document.

2. The undersigned has not been convicted, within eleven years prior to the date of this document, of any felony or misdemeanor in connection with the offer, purchase or sale of any security or any felony involving fraud or deceit, including but not limited to, forgery, embezzlement, obtaining money under false pretenses, larceny or conspiracy to defraud.

3. The undersigned is not currently subject to any state administrative enforcement order or judgment entered by the Washington State Administrator of Securities or any other state's securities administrator, within six years prior to the date of this document, and is not subject to any state administrative enforcement order or judgment in which fraud or deceit, including but not limited to making untrue statements of material facts and omitting to state material facts, was found and the order or judgment was entered within six years prior to the date of this document.

4. The undersigned is not subject to an order or judgment of the Washington State Administrator of Securities or any other state's administrative enforcement order or judgment which prohibits, denies or revokes the use of any exemption from registration in connection with the offer, purchase or sale of securities.

5. The undersigned is not currently subject to any order, judgment or decree of any court of competent jurisdiction, temporarily or preliminarily restraining or enjoining, or is not

subject to any order, judgment or decree of any court of competent jurisdiction, permanently restraining or enjoining the undersigned from engaging in or continuing any conduct or practice in connection with the purchase or sale of any security or involving the making of any filing with the State of Washington or any state entered within six years prior to the date of this document.

DATED: 23 July 2003.

Name: Robert Lee, president.

FORM U-2
UNIFORM CONSENT TO SERVICE OF PROCESS

KNOW ALL MEN BY THESE PRESENTS:

That the undersigned ACME Payment Systems Corp., ☑ a corporation, ~~☐ partnership, ☐ other~~ ____________ organized under the laws of British Columbia, Canada ~~or ☐ an individual for purposes of complying with the laws of the States indicated hereunder relating to either the registration or sale of securities,~~ hereby irrevocably appoints the officers of the States so designated hereunder and their successors in such offices, its attorney in those States so designated upon whom may be served any notice, process or pleading in any action or proceeding against it arising out of, or in connection with, the sale of securities or out of violation of the aforesaid laws of the States so designated; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any court of competent jurisdiction and proper venue within the States so designated hereunder by service of process upon the officers so designated with the same effect as if the undersigned was organized or created under the laws of that State and have been served lawfully with process in that State.

It is requested that a copy of any notice, process, or pleading served hereunder by mailed to:

Adam G. Snyder
NAME

777 108th Avenue N.E., Suite 1900, Bellevue, WA 98004
ADDRESS

Place a "✔" before the names of all the States for which the person executing this form is appointing the designated Officer of that State as its attorney in that State for receipt of service of process:

☐ ALABAMA	Secretary of State	☐ DELAWARE	Securities Commissioner
☐ ALASKA	Administrator of the Division of Banking and Corporations, Department of Commerce and Economic Development	☐ DISTRICT OF COLUMBIA	Public Service Commissioner
		☑ FLORIDA	Department of Banking and Finance
☐ ARIZONA	The Corporation Commission	☐ GEORGIA	Commissioner of Securities
☐ ARKANSAS	The Securities Commissioner	☐ GUAM	Administrator, Department of Finance
☑ CALIFORNIA	Commissioner of Corporations	☐ HAWAII	Commissioner of Securities
		☐ IDAHO	Director, Department of Finance
☐ COLORADO	Securities Commissioner	☐ ILLINOIS	Secretary of State
☐ CONNECTICUT	Banking Commissioner	☐ INDIANA	Secretary of State
☐ IOWA	Commissioner of Insurance		
☐ KANSAS	Secretary of State	☐ OHIO	Secretary of State

☐ KENTUCKY	Director, Division of Securities
☐ LOUISIANA	Commissioner of Securities
☐ MAINE	Administrator, Securities Division
☐ MARYLAND	Commissioner of the Division of Securities
☐ MASSACHUSETTS	Secretary of State
☐ MICHIGAN	Administrator, Corporation and Securities Bureau, Department of Commerce
☐ MINNESOTA	Commissioner of Commerce
☐ MISSISSIPPI	Secretary of State
☐ MISSOURI	Securities Commissioner
☐ MONTANA	State Auditor and Commissioner of Insurance
☐ NEBRASKA	Director of Banking and Finance
☐ NEVADA	Secretary of State
☐ NEW HAMPSHIRE	Secretary of State
☐ NEW JERSEY	Chief, Securities Bureau
☐ NEW MEXICO	Director, Securities Division
☐ NEW YORK	Secretary of State
☐ NORTH CAROLINA	Secretary of State
☐ NORTH DAKOTA	Securities Commissioner
☐ OREGON	Director, Department of Insurance and Finance
☐ OKLAHOMA	Securities Administrator
*** PENNSYLVANIA	Pennsylvania does not require filing of a Consent to Service of Process.
☐ PUERTO RICO	Commissioner of Financial Institutions
☐ RHODE ISLAND	Director of Business Regulation
☐ SOUTH CAROLINA	Secretary of State
☐ SOUTH DAKOTA	Secretary of State
☐ TENNESSEE	Commissioner of Commerce and Insurance
☐ TEXAS	Securities Commissioner
☐ UTAH	Director, Division of Securities
☐ VERMONT	Com. of Banking, Ins.,Securities & HCA
☐ VIRGINIA	Clerk, State Corporation Commission
☑ WASHINGTON	Director of the Department of Financial Institutions
☑ WEST VIRGINIA	Commissioner of Securities
☐ WISCONSIN	Commissioner of Securities
☐ WYOMING	Secretary of State

Dated this 23rd day of July, 2003.

(signature)

By Robert Lee

President /CEO
TITLE

(SEAL)

CORPORATE ACKNOWLEDGMENT

State or Province of Washington)
County of King) ss.

On this 23rd day of July, 2003, before me Lisa White the undersigned officer, personally appeared Robert Lee known personally to me to be the President/CEO (TITLE) of the above named corporation and acknowledged that he, as an officer being authorized so to do, executed the foregoing instrument for the purposes therein contained, by signing the name of the corporation by himself as an officer.

IN WITNESS WHEREOF I have hereunto set my hand and official seal.

LISA WHITE COMMISSION EXPIRES NOTARY PUBLIC 8-21-04 STATE OF WASHINGTON

NOTARY PUBLIC/COMMISSIONER OF OATHS Lisa White

My commission expires: August 21, 2004

INDIVIDUAL OR PARTNERSHIP ACKNOWLEDGMENT

State or Province of ________)
County of ________) ss.

On this ________ day of ________, ______, before me ________, the undersigned officer, personally appeared ________ to me personally known and known to me to be the same person(s) whose name(s) is (are) signed to the foregoing instrument, and acknowledged the execution thereof for the uses and purposes therein set forth.

IN WITNESS WHEREOF I have hereunto set my hand and official seal.

NOTARY PUBLIC/COMMISSIONER OF OATHS

My commission expires: ________

INSTRUCTIONS TO FORM U-2
UNIFORM CONSENT TO SERVICE OF PROCESS

1. The name of the issuer is to be inserted in the blank space on line 1 of Uniform FORM U-2 ("Form").

2. The type of person executing the Form is to be described by striking out the inapplicable nomenclature in lines 2 - 4 and, if appropriate, by inserting a description of the person in the blank space provided on line 2 of the form.

3. The name of the jurisdiction under which the issuer was formed or is to be formed is to be inserted in the blank space on line 3 of the Form.

4. The person to whom a copy of any notice, process or pleading which is served pursuant to the Consent to Service of Process is to be inserted in the appropriate blank spaces at the end of page 1 of the Form.

5. A "✔" is to be placed in the space before the names of all States which the person executing this Form lawfully is appointing the officer of each State so designated on the Form as its attorney in that State for receipt of service of process.

6. A manually signed Form must be filed with each State requiring a Consent to Service of Process on FORM U-2 at the office so designated by the laws or regulations of that State and must be accompanied by the exact filing fee, if any.

7. The Form must be signed by the issuer. If the issuer is a corporation, it should be signed in the name of the corporation by an executive officer duly authorized; if a partnership, it should be signed in the name of the partnership by a general partner, and if an unincorporated association or other organization which is not a partnership, the Form should be signed in the name of such organization by a person responsible for the direction or management of its affairs.

8. If the Form is mailed, it is advisable to send it by registered or certified mail, postage prepaid, return receipt requested.

FORM U-2A UNIFORM CORPORATE RESOLUTION

UNIFORM FROM OF CORPORATE RESOLUTION OF

ACME Payment Systems Corp.

(Name of Corporation)

RESOLVED, that it is desirable and in the best interest of this Corporation that its securities be qualified or registered for sale in various states; that the President or any Vice President and the Secretary or an Assistant Secretary hereby are authorized to determine the states in which appropriate action shall be taken to qualify or register for sale all or such part of the securities of this Corporation as said officers may deem advisable; that said officers are hereby authorized to perform on behalf of this Corporation any and all such acts as they may deem necessary or advisable in order to comply with the applicable laws of any such states, and in connection therewith to execute and file all requisite papers and documents, including, but not limited to, applications, reports, surety bonds, irrevocable consents and appointments of attorneys for service of process; and the execution by such officers of any such paper or document or the doing by them of any act in connection with the foregoing matters shall conclusively establish their authority therefor from this Corporation and the approval and ratification by this Corporation of the papers and documents so executed and the action so taken.

CERTIFICATE

The undersigned hereby certifies that he is the President Secretary of ACME Payment Systems Corp., a corporation organized and existing under the laws of the ~~State~~ Province of British Columbia, Canada; that the foregoing is a true and correct copy of a resolution duly adopted at a meeting of the Board of Directors of said corporation held on the 23rd day of July, 2003, at which meeting a quorum was at all times present and acting; that the passage of said resolution was in all respects legal; and that said resolution is in full force and effect.

Dated this 23rd day of July, 2003.

(CORPORATE SEAL)

[signature]

President/Secretary